Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (Adoption of new accounting pronouncement effect, JPY ¥)
In Billions, unless otherwise specified
12 Months Ended
Mar. 31, 2011
Adoption of new accounting pronouncement effect
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Adoption of new accounting pronouncement effect on Level 3 assets	¥ 170